LAND USE RIGHTS, NET (Tables)	12 Months Ended
Feb. 28, 2021
LAND USE RIGHTS, NET
Schedule Of Land Use Right, net

	As of	As of
	February 29,	February 28,
	2020	2021

Land use rights	$207,657	$207,657
Less: accumulated amortization	(2,804)	(7,149)

Add: foreign exchange difference	—	16,194

Land use rights, net	$204,853	$216,702